UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05921

THE TURKISH INVESTMENT FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY			10036
(Address of principal executive offices)			(Zip code)

RONALD E. ROBISON 522 FIFTH AVENUE NEW YORK, NY 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	10/31

Date of reporting period:	4/30/08

Form N-CSR is to be used by management investment companies to file reports  with the Commission not later than 10 days after the transmission to  stockholders of any report that is required to be transmitted to stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its  regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR,  and the Commission will make this information public. A registrant is not  required to respond to the collection of information contained in Form N-CSR  unless the Form displays a currently valid Office of Management and Budget  ("OMB") control number. Please direct comments concerning the accuracy of the  information collection burden estimate and any suggestions for reducing the  burden to Secretary, Securities and Exchange Commission, 450 Fifth Street,  NW, Washington, DC 20549-0609. The OMB has reviewed this collection of  information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2008 Semi-Annual Report

April 30, 2008

Morgan Stanley

The Turkish Investment Fund, Inc.

Morgan Stanley

Investment Management Inc.

Investment Adviser

The Turkish Investment Fund, Inc.

Overview (unaudited)

Letter to Stockholders

Performance

For the six months ended April 30, 2008, The Turkish Investment Fund, Inc. (the “Fund”) had total returns, based on net asset value and market price per share (including reinvestment of distributions), of -28.63% and -17.95%, respectively, compared to its benchmark, the U.S. dollar adjusted Morgan Stanley Capital International (MSCI) Turkey Index (the “Index”) which returned -31.74%. On April 30, 2008, the closing price of the Fund’s shares on the New York Stock Exchange was $15.00, representing a 1.1% premium to the Fund’s net asset value per share. Past performance is no guarantee of future results.

Factors Affecting Performance

•             The six-month period ending April 30, 2008 was volatile for the Turkish market. After being among the top-performing emerging markets in 2007, Turkey underperformed the MSCI Emerging Markets Index in the first quarter of 2008 as turmoil in the U.S. credit markets and fears that it would spread into global markets caused an increase in risk aversion. After a difficult first quarter, Turkey rebounded in April as global markets stabilized and investors’ risk appetite improved.

•             Stock selection was a positive contributor to the Fund’s performance, while sector allocation was slightly negative. Stock selection in the financials, industrials, materials and consumer discretionary sectors all supported positive performance. Our underweight allocation to financials and overweight allocations to utilities and telecommunications were also positive contributors. However, our underweight to the energy sector was the largest detractor from performance.

Management Strategies

•             The Fund continues to integrate top-down sector allocation and bottom-up stock selection with a growth bias, utilizing a rigorous fundamental research approach that considers dynamics, valuation and sentiment. We continue to focus on companies that we believe have strong management and earnings growth. On a sector basis, we sold some of our bank holdings, given the inflation outlook in Turkey, and have rotated to less interest-rate sensitive stocks in the industrial and retail sectors.

•             In the short term, inflationary pressures are keeping the Central Bank in tightening mode. Thus, we are likely to see more rate hikes and slower economic growth in 2008. That said, we believe the longer-term convergence process is still positive for Turkey as the government continues to focus on privatization and economic reforms.

Sincerely,

Ronald E. Robison

President and Principal Executive Officer	May 2008

The Turkish Investment Fund, Inc.

April 30, 2008 (unaudited)

Portfolio of Investments

		Value
	Shares	(000)
Common Stocks (93.7%)
(Unless Otherwise Noted)
Automobiles (6.6%)
Dogus Otomotiv Servis ve Ticaret A.S.	516,635	$2,167
Tofus Turk Otomobil Fabrikasa A.S.	1,361,084	5,188
		7,355
Beverages (2.4%)
Coca-Cola Icecek A.S.	303,400	2,689

Chemicals (1.7%)
Bagfas Bandirma Gubre Fabrikalari A.S.	17,127	1,881

Commercial Banks (24.5%)
Turkiye Garanti Bankasi A.S.	2,337,634	12,558
Turkiye Halk Bankasi A.S. (a)	1,157,940	6,675
Turkiye Vakiflar Bankasi T.A.O., ‘D’	1,499,389	3,057
Yapi ve Kredi Bankasi A.S. (a)	2,234,712	4,977
		27,267
Construction Materials (2.6%)
Akcansa Cimento Sanayi ve Ticaret A.S.	381,959	1,617
Cimsa Cimento Sanayi ve Ticaret A.S.	271,000	1,318
		2,935
Diversified Financial Services (9.8%)
Haci Omer Sabanci Holding A.S.	1,100,786	4,109
Tekfen Holding A.S. (a)	1,087,247	6,736
		10,845
Food & Staples Retailing (4.3%)
BIM Birlesik Magazalar A.S.	53,000	4,822

Food Products (3.2%)
Ulker Biskuvi Sanayi A.S.	1,525,119	3,540

Independent Power Producers & Energy Traders (2.2%)
Akenerji Elektrik Uretim A.S. (a)	294,802	2,405

Industrial Conglomerates (4.7%)
Enka Insaat ve Sanayi A.S.	376,797	5,201

Insurance (11.9%)
Aksigorta A.S.	2,021,300	10,145
Anadolu Hayat Emeklilik A.S.	1,037,800	3,142
		13,287
Media (1.8%)
AFM Uluslararasi Film Produksiyon Ticaret ve Sanayi A.S.	483,941	1,974

Multiline Retail (1.3%)
Boyner Buyuk Magazacilik A.S. (a)	1,021,028	1,457

Real Estate (3.5%)
Sinpas Gayrimenkul Yatirim Ortakligi A.S. REIT (a)	703,589	2,505
Yapi Kredi Koray Gayrimenkul Yatirim Ortakligi A.S. REIT (a)	726,124	1,344
		3,849
Transportation Infrastructure (1.6%)
TAV Havalimanlari Holding A.S. (a)	258,150	1,812

Wireless Telecommunication Services (11.6%)
Turkcell Iletisim HizmetleriA.S. (a)	1,575,500	12,603
Turkcell Iletisim Hizmetleri A.S. ADR (a)	17,000	343
		12,946
Total Common Stocks (Cost $100,119)		104,265

Short-Term Investment (4.3%)
Investment Company (4.3%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $4,754)(b)	4,754,150	4,754
Total Investments (98.0%) (Cost $104,873)		109,019
Other Assets in Excess of Liabilities (2.0%)		2,281
Net Assets (100%)		$111,300

(a)                                  Non-income producing security.

(b)                                 See Note G within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.

ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

The Turkish Investment Fund, Inc.

April 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
TRY	567	$444	5/1/08	USD	438	$438	$(6)
TRY	1,939	1,521	5/2/08	USD	1,517	1,517	(4)
		$1,965				$1,955	$(10)

TRY — Turkish Lira

USD — United States Dollar

Graphic Presentation of Portfolio Holdings

The following graph depicts the Fund’s holdings by industry and/or security type, as a percentage of total investments.

* Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

The Turkish Investment Fund, Inc.

Financial Statements

Statement of Assets and Liabilities

April 30, 2008
(unaudited)
(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $100,119)	$104,265
Investment in Security of Affiliated Issuer, at Value (Cost $4,754)	4,754
Total Investments in Securities, at Value (Cost $104,873)	109,019
Receivable for Investments Sold	2,065
Foreign Currency, at Value (Cost $447)	413
Interest Receivable	11
Other Assets	2
Total Assets	111,510
Liabilities:
Payable For:
Investment Advisory Fees	77
Custodian Fees	29
Administration Fees	4
Directors’ Fees and Expenses	3
Unrealized Depreciation on Foreign Currency Exchange Contracts	10
Other Liabilities	87
Total Liabilities	210
Net Assets
Applicable to 7,502,818 Issued and Outstanding $0.01 Par Value Shares (30,000,000 Shares Authorized)	$111,300
Net Asset Value Per Share	$14.83
Net Assets Consist of:
Common Stock	$75
Paid-in Capital	93,906
Distributions in Excess of Net Investment Income	(1,272)
Accumulated Net Realized Gain	14,484
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	4,107
Net Assets	$111,300

The accompanying notes are an integral part of the financial statements.

The Turkish Investment Fund, Inc.

Financial Statements

Statement of Operations

Six Months Ended
April 30, 2008
(unaudited)
(000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $151 of Foreign Taxes Withheld)	$852
Dividends from Securities of Affiliated Issuer	75
Total Investment Income	927
Expenses:
Investment Advisory Fees (Note B)	511
Custodian Fees (Note D)	95
Administration Fees (Note C)	53
Professional Fees	37
Stockholder Reporting Expenses	15
Directors’ Fees and Expenses	2
Other Expenses	27
Total Expenses	740
Waiver of Administration Fees (Note C)	(25)
Rebate from Morgan Stanley Affiliated Cash Sweep (Note G)	(2)
Expense Offset (Note D)	— @
Net Expenses	713
Net Investment Income	214
Net Realized Gain (Loss) on:
Investments	14,900
Foreign Currency Transactions	(70)
Net Realized Gain	14,830
Change in Unrealized Appreciation (Depreciation) on:
Investments	(61,835)
Foreign Currency Translations	(48)
Change in Unrealized Appreciation (Depreciation)	(61,883)
Total Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(47,053)
Net Decrease in Net Assets Resulting from Operations	$(46,839)

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

The Turkish Investment Fund, Inc.

Financial Statements

Statements of Changes in Net Assets

	Six Months
	Ended	Year Ended
	April 30, 2008	October 31,
	(unaudited)	2007
	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$214	$905
Net Realized Gain	14,830	21,636
Net Change in Unrealized Appreciation (Depreciation)	(61,883)	48,045
Net Increase (Decrease) in Net Assets Resulting from Operations	(46,839)	70,586
Distributions from and/or in Excess of:
Net Investment Income	(2,288)	(1,705)
Net Realized Gain	(19,664)	(29,864)
Total Distributions	(21,952)	(31,569)
Capital Share Transactions:
Reinvestment of Distributions (13,641 and 107,021 shares, respectively)	260	1,594
Repurchase of Shares (10,083 and 0 shares, respectively)	(208)	—
Additional Expenses Incurred from the 2006 Rights Offering	—	(11)
Net Increase in Net Assets Resulting from Capital Share Transactions	52	1,583
Total Increase (Decrease)	(68,739)	40,600
Net Assets:
Beginning of Period	180,039	139,439
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $(1,272) and $802, respectively)	$111,300	$180,039

The accompanying notes are an integral part of the financial statements.

The Turkish Investment Fund, Inc.

Financial Highlights

Selected Per Share Data and Ratios

	Six Months
	Ended April 30,		Year Ended October 31,
	2008 (unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$24.01		$18.86	$16.89	$11.26	$7.15	$4.39
Net Investment Income†	0.03		0.12	0.16	0.21	0.02	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(6.27)		9.30	3.50	5.50	4.11	2.74
Total from Investment Operations	(6.24)		9.42	3.66	5.71	4.13	2.76
Distributions from and/or in excess of:
Net Investment Income	(0.31)		(0.23)	(0.40)	(0.08)	(0.02)	—
Net Realized Gain	(2.63)		(4.04)	(1.03)	—	—	—
Total Distributions	(2.94)		(4.27)	(1.43)	(0.08)	(0.02)	—
Dilutive Effect of Shares Issued through Rights Offering and Offering Costs	—		0.00 ‡	(0.26)	—	—	—
Anti-Dilutive Effect of Share Repurchase Program	0.00	‡	—	—	—	—	0.00 ‡
Net Asset Value, End of Period	$14.83		$24.01	$18.86	$16.89	$11.26	$7.15
Per Share Market Value, End of Period	$15.00		$21.11	$17.96	$18.55	$11.68	$7.36
TOTAL INVESTMENT RETURN:
Market Value	(17.95	)%#	51.24%	2.48%	59.60%	58.99%	80.84%
Net Asset Value (1)	(28.63	)%#	63.80%	18.13%	50.83%	57.99%	62.64%
RATIOS, SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)	$111,300		$180,039	$139,439	$94,931	$63,301	$40,173
Ratio of Expenses to Average Net Assets(2)	1.07	%*+	1.08%+	1.17%	1.23%	1.58%	1.85%
Ratio of Net Investment Income to Average Net Assets(2)	0.32	%*+	0.67%+	0.83%	1.43%	0.25%	0.41%
Portfolio Turnover Rate	6	%#	65%	81%	63%	109%	173%

(2) Supplemental Information on the Ratios to Average Net Assets:

Ratios Before Expenses Waived by Administrator:
Ratio of Expenses to Average Net Assets	1.11	%*+	1.12	%+	1.21%	1.26%	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	0.28	%*+	0.63	%+	0.80%	1.40%	N/A	N/A

(1) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. This percentage is not an indication of the performance of a stockholder’s investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.

† Per share amount is based on average shares outstanding.

‡ Amount is less than $0.005 per share.

# Not Annualized

* Annualized

+ Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%

The accompanying notes are an integral part of the financial statements.

The Turkish Investment Fund, Inc.

April 30, 2008 (unaudited)

Notes to Financial Statements

The Turkish Investment Fund, Inc. (the “Fund”) was incorporated in Maryland on September 27, 1988 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Fund’s investment objective is long-term capital appreciation through investments primarily in equity securities of Turkish corporations.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.              Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in Turkish Lira are translated into U.S. dollars at the mean of the bid and asked prices of such currency against U.S. dollars last quoted by a major bank as follows:

•  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

•  investment transactions and investment income at the prevailing rate of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rate and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rate from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in the foreign exchange rate from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) due to securities transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency exchange contracts, disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses)

The Turkish Investment Fund, Inc.

April 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

A significant portion of the Fund’s net assets consists of equity securities denominated in Turkish Lira. Changes in currency exchange rates will affect the value of and investment income from such securities. Turkish securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than securities of companies based in the United States. In addition, Turkish securities may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty.

3.              Derivatives: The Fund may use derivatives to achieve its investment objectives. The Fund may engage in transactions in futures contracts on foreign currencies, stock indices, as well as in options, swaps and structured notes. Consistent with the Fund’s investment objectives and policies, the Fund may use derivatives for non-hedging as well as hedging purposes.

Following is a description of derivative instruments that the Fund has utilized and their associated risks:

Foreign Currency Exchange Contracts: The Fund may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and, in certain situations, to gain exposure to a foreign currency. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

4.              New Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of April 30, 2008, the Adviser does not believe the adoption of SFAS 157 will impact the amount reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period.

On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contigent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

5.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (“MS Investment Management” or the “Adviser”) provides investment advisory services to the Fund under the terms of an Investment Advisory and Management Agreement (the “Agreement”). Under the Agreement, advisory fees are computed weekly and payable monthly at an annual rate of 0.95% of the Fund’s first $50 million of average weekly net assets, 0.75% of the next $50 million of average weekly net assets and 0.55% of average weekly net assets in excess of $100 million.

The Turkish Investment Fund, Inc.

April 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

C. Administration Fees: MS Investment Management also serves as Administrator to the Fund pursuant to an Administration Agreement. Under the Administration Agreement, the administration fee is 0.08% of the Fund’s average weekly net assets. MS Investment Management has agreed to limit the administration fee so that it will be no greater than the previous administration fee of 0.02435% of the Fund’s average weekly net assets plus $24,000 per annum. This waiver is voluntary and may be terminated at any time. For the six months ended April 30, 2008, approximately $25,000 of administration fees were waived pursuant to this arrangement. Under a sub-administration agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. Administration costs (including out-of-pocket expenses) incurred in the ordinary course of providing services under the Administration Agreement, except pricing services and extraordinary expenses, are now covered under the administration fee.

D. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Fund’s expenses. These custodian credits are shown as “Expense Offset” on the Statements of Operations.

E. Federal Income Taxes: It is the Fund’s intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to stockholders are recorded on the ex-dividend date. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years.

The Fund adopted the provisions of the FASB Interpretation number 48 Accounting for Uncertainty in Income Taxes (“the Interpretation”), on April 30, 2008. The Interpretation is to be applied to all open tax years as of the date of effectiveness. As of April 30, 2008, this did not result in an impact to the Fund’s financial statements.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2007 and 2006 was as follows:

2007 Distributions		2006 Distributions
Paid From:		Paid From:
(000)		(000)
	Long-term		Long-term
Ordinary	Capital	Ordinary	Capital
Income	Gain	Income	Gain
$7,097	$24,472	$2,247	$5,780

The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to basis adjustments on passive foreign investment companies, resulted in the following reclassifications among the components of net assets at October 31, 2007:

Increase (Decrease)
Accumulated
Undistributed
(Distributions in
Excess of)	Accumulated
Net Investment	Net Realized	Paid-in
Income (Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$2,317	$(2,317)	$—

The Turkish Investment Fund, Inc.

April 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

At October 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary	Undistributed
Income	Long-term Capital Gain
(000)	(000)
$4,750	$16,928

At April 30, 2008, the U.S. Federal income tax cost basis of investments was $104,873,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $4,146,000 of which $16,910,000 related to appreciated securities and $12,764,000 related to depreciated securities.

The Turkish Ministry of Finance issued new tax legislation effective January 1, 2006, impacting the taxation of income and capital gains derived by foreign investors from securities trading in the Turkish market. Through the approval of this amendment, investors with non-resident investment fund (NRIF) status as of December 31, 2005 will have the ability to continue utilizing their NRIF status after January 1, 2006, for their equity positions purchased and fixed income securities issued prior to January 1, 2006. Thus, the tax rates associated with NRIF status would continue to apply on these holdings after January 1, 2006 even after the new tax law goes into effect. Dividend income from equity securities purchased and interest income from fixed income securities issued after December 31, 2005, will be subject to the new tax law which imposes a withholding tax of 10% and 15% respectively. The Fund currently is not subject to capital gains tax derived from securities trading in Turkish market.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Security Transactions and Transactions with Affiliates: The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio, an open-ended management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Morgan Stanley Institutional Liquidity Money Market Portfolio. For the six months ended April 30, 2008, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Morgan Stanley Institutional Liquidity Money Market Portfolio.

A summary of the Fund’s transactions in shares of the affiliated issuer during the six months ended April 30, 2008 is as follows:

Market				Market
Value				Value
October	Purchases	Sales	Dividend	April 30,
31, 2007	at Cost	Proceeds	Income	2008
(000)	(000)	(000)	(000)	(000)
$1,384	$25,079	$21,709	$75	$4,754

During the six months ended April 30, 2008, the Fund made purchases and sales totaling approximately $8,314,000 and $35,573,000, respectively, of investment securities other than long-term U.S. Government securities and short-term investments. There were no purchases or sales of long-term U.S. Government securities.

During the six months ended April 30, 2008, the Fund incurred no brokerage commissions with Morgan Stanley & Co., Incorporated, an affiliate of the Adviser.

H. Other: On September 15, 1998, the Fund commenced a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Fund’s shares trade from their net asset value. For the six months ended April 30, 2008, the Fund repurchased 10,083 of its shares at an average discount of 11.45% from net asset value per share. Since the inception of the program, the Fund has repurchased 1,437,477 of its shares at an average discount of 17.15% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Directors.

On December 14, 2007, the Officers of the Fund, pursuant to authority granted by the Directors, declared a distribution of $0.3055 per share, derived from net investment income, and $2.6257 per share, derived from capital gains, payable on January 7, 2008 to stockholders of record on December 21, 2007.

On June 5, 2006, the Fund commenced a rights offering and issued to stockholders of record one right for each whole share of common stock held. The rights were not transferable and, consequently, were not listed on any exchange. The rights entitled holders to subscribe for an aggregate of 1,408,046 shares of the Fund’s common stock. In addition, the Fund had the option of issuing additional shares in an amount up to 25% of the shares that were

The Turkish Investment Fund, Inc.

April 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

available in the primary offering, or 352,011 shares, for an aggregate total of 1,760,057 shares. The offer expired on July 19, 2006. The Fund sold 1,760,057 shares at a subscription price per share of $15.25 (representing 95% of the average of the last reported sales price per share of the Fund’s common stock on the New York Stock Exchange on the expiration date and the four preceding trading days). The total proceeds of the rights offering were $26,840,869 and the Fund incurred costs estimated at $238,000. In 2007, the Fund incurred additional costs of $11,000 from the 2006 rights offering.

The Fund announced on March 16, 2007 the filing of a Registration Statement with the SEC regarding a proposed rights offering to stockholders.

As of the date of this report, the Fund has not proceeded with the rights offering due to current market conditions. The Fund may proceed with the rights offering in the future and, if so, stockholders will be notified.

I. Supplemental Proxy Information: On June 19, 2007, an annual meeting of the Fund’s stockholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all stockholders:

	For	Withhold

Frank L. Bowman	5,556,059	108,166
James F. Higgins	5,556,237	107,988
Manuel H. Johnson	5,556,635	107,590

For More Information About Portfolio Holdings

The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth fiscal quarters. The semi-annual reports and the annual reports are filed electronically with the SEC on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to Fund stockholders and makes these reports available on its public website, www.morganstanley.com\msim. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the Fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to stockholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, the Fund makes portfolio holdings information available by periodically providing the information on its public website, www.morganstanley.com/msim.

The Fund provides a complete schedule of portfolio holdings on the public website on a calendar-quarter basis approximately 31 calendar days after the close of the calendar quarter. The Fund also provides Top 10 holdings information on the public website approximately 15 business days following the end of each month. You may obtain copies of the Fund’s monthly or calendar-quarter website postings, by calling 1(800) 231-2608.

The Turkish Investment Fund, Inc.

April 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

Proxy Voting Policy and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available without charge, upon request, by calling 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/msim. This information is also available on the SEC’s web site at www.sec.gov.

The Turkish Investment Fund, Inc.

Dividend Reinvestment and Cash Purchase Plan

Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the “Plan”), each stockholder will be deemed to have elected, unless Computershare Trust Company, N.A. (the “Plan Agent”) is otherwise instructed by the stockholder in writing, to have all distributions automatically reinvested in non-certificated Fund shares. Participants in the Plan have the option of making additional voluntary cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in non- certificated Fund shares.

Dividend and capital gain distributions will be reinvested on the reinvestment date in full and fractional shares. If the market price per share equals or exceeds net asset value per share on the reinvestment date, the Fund will issue shares to participants at net asset value. If net asset value is less than 95% of the market price on the reinvestment date, shares will be issued at 95% of the market price. If net asset value exceeds the market price on the reinvestment date, participants will receive shares valued at market price. The Fund may purchase shares of its Common Stock in the open market in connection with dividend reinvestment requirements at the discretion of the Board of Directors. Should the Fund declare a dividend or capital gain distribution payable only in cash, the Plan Agent will purchase Fund shares for participants in the open market as agent for the participants.

The Plan Agent’s fees for the reinvestment of dividends and distributions will be paid by the Fund. However, each participant’s account will be charged a pro rata share of brokerage commissions incurred on any open market purchases effected on such participant’s behalf. A participant will also pay brokerage commissions incurred on purchases made by voluntary cash payments. Although stockholders in the Plan may receive no cash distributions, participation in the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder’s name and held for the account of beneficial owners who are participating in the Plan.

Stockholders who do not wish to have distributions automatically reinvested should notify the Plan Agent in writing. There is no penalty for non-participation or withdrawal from the Plan, and stockholders who have previously withdrawn from the Plan may rejoin at any time. Requests for additional information or any correspondence concerning the Plan should be directed to the Plan Agent at:

The Turkish Investment Fund, Inc.

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, Rhode Island 02940-3078

1(800) 231-2608

The Turkish Investment Fund, Inc.

Morgan Stanley Institutional Closed End Funds

An Important Notice Concerning Our

U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Institutional closed end funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•                       We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•                       We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•                       We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•                       We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•                       If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

The Turkish Investment Fund, Inc.

Morgan Stanley Institutional Closed End Funds

An Important Notice Concerning Our

U.S. Privacy Policy (cont’d)

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A.            Information We Disclose to Our Affiliated Companies. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B.            Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

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The Turkish Investment Fund, Inc.

Directors
Michael E. Nugent
Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
W. Allen Reed
Fergus Reid

Officers
Michael E. Nugent
Chairman of the Board and
Director
Ronald E. Robison
President and Principal
Executive Officer
Dennis F. Shea
Vice President
Amy R. Doberman
Vice President
Stefanie V. Chang Yu
Vice President
James W. Garrett
Treasurer and Chief
Financial Officer
Carsten Otto
Chief Compliance
Officer
Mary E. Mullin
Secretary

Investment Adviser and Administrator
Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Custodian
JPMorgan Chase Bank, N.A. 270 Park Avenue
New York, New York 10017

Stockholder Servicing Agent
Computershare Trust Company, N.A.
250 Royall Street
Canton, Massachusetts 02021

Legal Counsel
Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019-6131

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

For additional Fund information, including the Fund’s net asset value per share and information regarding the investments comprising the Fund’s portfolio, please call 1(800) 231-2608 or visit our website at www.morganstanley.com/msim. All investments involve risks, including the possible loss of principal.

© 2008 Morgan Stanley

MSITFSAN IU08-03351I-Y04/08

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

APPENDIX A

MORGAN STANLEY

RETAIL AND INSTITUTIONAL FUNDS

AT

JUNE 27, 2008

RETAIL FUNDS

OPEN-END RETAIL FUNDS

TAXABLE MONEY MARKET FUNDS

Active Assets Government Securities Trust

Active Assets Institutional Government Securities Trust

Active Assets Institutional Money Trust

Active Assets Money Trust

Morgan Stanley Liquid Asset Fund Inc.

Morgan Stanley U.S. Government Money Market Trust

TAX-EXEMPT MONEY MARKET FUNDS

Active Assets California Tax-Free Trust

Active Assets Tax-Free Trust

Morgan Stanley California Tax-Free Daily Income Trust

Morgan Stanley New York Municipal Money Market Trust

Morgan Stanley Tax-Free Daily Income Trust

EQUITY FUNDS

Morgan Stanley Capital Opportunities Trust

Morgan Stanley Convertible Securities Trust

Morgan Stanley Dividend Growth Securities Inc.

Morgan Stanley Equally-Weighted S&P 500 Fund

Morgan Stanley European Equity Fund Inc.

Morgan Stanley Financial Services Trust

Morgan Stanley Focus Growth Fund

Morgan Stanley Fundamental Value Fund

Morgan Stanley Global Advantage Fund

Morgan Stanley Global Dividend Growth Securities

Morgan Stanley Health Sciences Trust

Morgan Stanley International Fund

Morgan Stanley International SmallCap Fund

Morgan Stanley International Value Equity Fund

Morgan Stanley Japan Fund

Morgan Stanley Mid Cap Growth Fund

Morgan Stanley Mid-Cap Value Fund

Morgan Stanley Multi-Asset Class Fund

Morgan Stanley Nasdaq-100 Index Fund

Morgan Stanley Natural Resource Development Securities Inc.

Morgan Stanley Pacific Growth Fund Inc.

Morgan Stanley Real Estate Fund

1

Morgan Stanley S&P 500 Index Fund

Morgan Stanley Series Funds

•                  Commodities Alpha Fund

•                  Morgan Stanley Diversified Large Cap Equity Fund

Morgan Stanley Small-Mid Special Value Fund

Morgan Stanley Special Growth Fund

Morgan Stanley Special Value Fund

Morgan Stanley Technology Fund

Morgan Stanley Total Market Index Fund

Morgan Stanley Utilities Fund

Morgan Stanley Value Fund

BALANCED FUND

Morgan Stanley Balanced Fund

ASSET ALLOCATION FUND

Morgan Stanley Strategist Fund

SPECIALTY FUNDS

Morgan Stanley FX Series Funds

•                  FX Alpha Strategy Portfolio

•                  FX Alpha Plus Strategy Portfolio

TAXABLE FIXED-INCOME FUNDS

Morgan Stanley Flexible Income Trust

Morgan Stanley High Yield Securities Inc.

Morgan Stanley Income Trust

Morgan Stanley Limited Duration Fund

Morgan Stanley Limited Duration U.S. Government Trust

Morgan Stanley Mortgage Securities Trust

Morgan Stanley U.S. Government Securities Trust

TAX-EXEMPT FIXED-INCOME FUNDS

Morgan Stanley California Tax-Free Income Fund

Morgan Stanley Limited Term Municipal Trust

Morgan Stanley New York Tax-Free Income Fund

Morgan Stanley Tax-Exempt Securities Trust

SPECIAL PURPOSE FUNDS

Morgan Stanley Select Dimensions Investment Series

•       Balanced Portfolio

•       Capital Growth Portfolio

•       Capital Opportunities Portfolio

•       Dividend Growth Portfolio

•       Equally-Weighted S&P 500 Portfolio

•       Flexible Income Portfolio

•       Focus Growth Portfolio

•       Global Equity Portfolio

2

•       Mid Cap Growth Portfolio

•       Money Market Portfolio

•       Utilities Portfolio

Morgan Stanley Variable Investment Series

•       Aggressive Equity Portfolio

•       Capital Opportunities Portfolio

•       Dividend Growth Portfolio

•       European Equity Portfolio

•       Global Advantage Portfolio

•       Global Dividend Growth Portfolio

•       High Yield Portfolio

•       Income Builder Portfolio

•       Limited Duration Portfolio

•       Money Market Portfolio

•       Income Plus Portfolio

•       S&P 500 Index Portfolio

•       Strategist Portfolio

•       Utilities Portfolio

CLOSED-END RETAIL FUNDS

TAXABLE FIXED-INCOME CLOSED-END FUNDS

Morgan Stanley Income Securities Inc.

ALTERNATIVE CLOSED-END FUNDS

Morgan Stanley Prime Income Trust

TAX-EXEMPT FIXED-INCOME CLOSED-END FUNDS

Morgan Stanley California Insured Municipal Income Trust

Morgan Stanley California Quality Municipal Securities

Morgan Stanley Insured California Municipal Securities

Morgan Stanley Insured Municipal Bond Trust

Morgan Stanley Insured Municipal Income Trust

Morgan Stanley Insured Municipal Securities

Morgan Stanley Insured Municipal Trust

Morgan Stanley Municipal Income Opportunities Trust

Morgan Stanley Municipal Income Opportunities Trust II

Morgan Stanley Municipal Income Opportunities Trust III

Morgan Stanley Municipal Premium Income Trust

Morgan Stanley New York Quality Municipal Securities

Morgan Stanley Quality Municipal Income Trust

Morgan Stanley Quality Municipal Investment Trust

Morgan Stanley Quality Municipal Securities

3

INSTITUTIONAL FUNDS

OPEN-END INSTITUTIONAL FUNDS

1.                      Morgan Stanley Institutional Fund, Inc.

•        Active International Allocation Portfolio

•        Capital Growth Portfolio

•        Emerging Markets Portfolio

•        Emerging Markets Debt Portfolio

•        Focus Growth Portfolio

•        Global Franchise Portfolio

•        Global Real Estate Portfolio

•        Global Value Equity Portfolio

•        International Equity Portfolio

•        International Growth Active Extension Portfolio

•        International Growth Equity Portfolio

•        International Magnum Portfolio

•        International Real Estate Portfolio

•        International Small Cap Portfolio

•        Large Cap Relative Value Portfolio

•        Small Company Growth Portfolio

•        U.S. Real Estate Portfolio

•        U.S. Small/Mid Cap Value Portfolio

Morgan Stanley Institutional Fund Trust

Active Portfolios:

•        Advisory Portfolio

•        Advisory Portfolio II

•        Advisory Portfolio III

•        Advisory Portfolio IV

•        Balanced Portfolio

•        Core Fixed Income Portfolio

•        Core Plus Fixed Income Portfolio

•        High Yield Portfolio

•        Intermediate Duration Portfolio

•        International Fixed Income Portfolio

•        Investment Grade Fixed Income Portfolio

•        Limited Duration Portfolio

•        Long Duration Fixed Income Portfolio

•        Mid Cap Growth Portfolio

•        Municipal Portfolio

•        U.S. Mid Cap Value Portfolio

•        U.S. Small Cap Value Portfolio

•        Value Portfolio

Inactive Portfolios:

•        Advisory Portfolio -Series 1

•        Advisory Portfolio -Series 2

•        Advisory Portfolio V

4

The Universal Institutional Funds, Inc.

Active Portfolios:

•        Capital Growth Portfolio

•        Core Plus Fixed Income Portfolio

•        Emerging Markets Debt Portfolio

•        Emerging Markets Equity Portfolio

•        Equity and Income Portfolio

•        Global Franchise Portfolio

•        Global Real Estate Portfolio

•        Global Value Equity Portfolio

•        High Yield Portfolio

•        International Growth Equity Portfolio

•        International Magnum Portfolio

•        Mid Cap Growth Portfolio

•        Small Company Growth Portfolio

•        U.S. Mid Cap Value Portfolio

•        U.S. Real Estate Portfolio

•        Value Portfolio

Inactive Portfolios:

•        Balanced Portfolio

•        Core Equity Portfolio

•        International Fixed Income Portfolio

•        Investment Grade Fixed Income Portfolio

•        Multi-Asset Class Portfolio

•        Targeted Duration Portfolio

Morgan Stanley Institutional Liquidity Funds

•        Government Portfolio

•        Government Securities Portfolio

•        Money Market Portfolio

•        Prime Portfolio

•        Tax-Exempt Portfolio

•        Treasury Portfolio

Inactive Portfolio

•        Treasury Securities Portfolio

CLOSED-END INSTITUTIONAL FUNDS

Morgan Stanley Asia-Pacific Fund, Inc.

Morgan Stanley China “A” Share Fund

Morgan Stanley Eastern Europe Fund, Inc.

Morgan Stanley Emerging Markets Debt Fund, Inc.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Morgan Stanley Emerging Markets Fund, Inc.

Morgan Stanley Global Opportunity Bond Fund, Inc.

Morgan Stanley High Yield Fund, Inc.

The India Investment Fund

The Latin American Discovery Fund, Inc.

5

The Malaysia Fund, Inc.

The Thai Fund, Inc.

The Turkish Investment Fund, Inc.

CLOSED-END FUNDS HEDGE FUNDS

Alternative Investment Partners Absolute Return Fund

Alternative Investment Partners Absolute Return Fund STS

Morgan Stanley Institutional Fund of Hedge Funds

Morgan Stanley Global Long/Short Fund A

Morgan Stanley Global Long/Short Fund P

IN REGISTRATION

Morgan Stanley Opportunistic Municipal High Income Fund

Morgan Stanley Frontier Emerging Markets Fund, Inc.

Morgan Stanley Alternative Opportunities Fund

Alternative Investment Partners Absolute Return Fund II A

Alternative Investment Partners Absolute Return Fund II P

6

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

The Turkish Investment Fund, Inc.*

Period	TOTAL NUMBER OF SHARES PURCHASED	AVERAGE PRICE PAID PER SHARE	TOTAL NUMBER OF SHARES PURCHASED AS PART OF PUBLICLY ANNOUNCED PLANS OR PROGRAMS	MAXIMUM NUMBER OF SHARES THAT MAY YET BE PURCHASED UNDER THE PLANS OR PROGRAMS

November	10,083	20.50	10,083	Unlimited
December	—	—	—	Unlimited
January	—	—	—	Unlimited

February	—	—	—	Unlimited
March	—	—	—	Unlimited
April	—	—	—	Unlimited

* The Share Repurchase Program commenced on 9/15/1998.

The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded  that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably  likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Turkish Investment Fund, Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 19, 2008

/s/ James Garrett
James Garrett
Principal Financial Officer
June 19, 2008